Offerings - Offering: 1	Mar. 31, 2026 USD ($)
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Maximum Aggregate Offering Price	$ 385,000.00
Amount of Registration Fee	$ 53.17
Offering Note	The maximum aggregate amount of the securities to which the amended prospectus relates is $385,000. The fee of $53.17 was previously paid - Accession No. 0001104659-26-036959.